Total
SCM Trust Shelton Tactical Credit Fund (the “Fund”) Supplement dated January 26, 2023 to the Prospectus dated May 1, 2022, as supplemented
SHELTON TACTICAL CREDIT FUND
Effective January 26, 2023, the Fund’s Fees and Expenses table has been updated to reflect a new Expense Limitation Agreement, which will run through January 26, 2024. Accordingly, the “Fees and Expenses of the Fund” section on page 3 of the Prospectus is deleted and replaced with the following:
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy, hold and sell shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - SHELTON TACTICAL CREDIT FUND		Institutional Class	Investor Class
Management fees		1.17%	1.17%
Distribution (12b-1) fees		none	0.25%
Other Expenses		0.96%	0.99%
Dividend and interest expense on short sales		0.21%	0.21%
Total annual operating expenses		2.13%	2.41%
Expense Reimbursement	[1]	(1.14%)	(1.17%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.99%	1.24%
[1]	The Fund’s Advisor, Shelton Capital Management (the “Advisor”), has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, interest and broker expenses relating to investment strategies, taxes, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 0.98% and 1.23% until January 26, 2024. This agreement may only be terminated with the approval of the Board of Trustees of SCM Trust (the “Board”). Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Board.

In addition, the “Example of Expenses on page 3 of the Prospectus is deleted and replaced with the following:
Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - SHELTON TACTICAL CREDIT FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	101	557	1,039	2,372
Investor Class	126	639	1,180	2,657